Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits after transfer	$ 91,594,511
Change in deemed distributions of participant loans including defaulted loans	(2)
Total net gain per the Form 5500	$ 91,594,509